February 20, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”) for the Northwestern Mutual Series Fund, Inc. (“Registrant”). This filing is also submitted as Post-Effective Amendment No. 37 to Registrant’s Registration Statement under the Investment Company Act of 1940.

We are happy to submit via overnight mail to the assigned examiner a hard copy of the combined Prospectus and Statement of Additional Information which has been marked to show changes from the Registrant’s currently effective Registration Statement. Please note that the Statements of Additional Information contain large sections of marked text; however, the bulk of changes in the Statements of Additional Information are the result of reorganization, rather than editing, of the current text.

Please note that we intend to (i) update the footnotes to the expense tables as appropriate; (ii) add the financial highlights included as part of the Prospectus and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2008, in connection with a subsequent filing made in accordance with the provisions of paragraph (b) of Rule 485. Our intention is that Post-Effective Amendment No. 36 become effective on May 1, 2009, in accordance with the provisions of paragraph (a)(1) of Rule 485.

Please call me at (414) 665-6137 with any questions or comments about this filing.

Very truly yours,

/s/ Lesli H. McLinden

Lesli H. McLinden
Assistant General Counsel
Northwestern Mutual